Impairment reversal (impairment and disposals) of non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Impairment Reversal Impairment And Disposals Of Non-current Assets
Schedule of impairment losses recognized

	Notes	2022	2021	2020
Midwestern System	16(b)	205	(78)	-
Manganese	16(e)	(10)	(35)	(76)
Vale Nouvelle-Calédonie S.A.S. ("VNC")	16(f)	-	(98)	(882)
Biopalma	16(i)	-	-	(125)
Impairment reversal (impairment) of non-current assets		195	(211)	(1,083)

Onerous contracts - Midwestern System	16(b)	916	(18)	-
Result of disposals of non-current assets		(338)	(197)	(225)
Result of disposals of non-current assets and other results		578	(215)	(225)
Impairment reversal (impairment and disposals) of non-current assets		773	(426)	(1,308)

Summary of impairment test for the goodwill

	2022	2021
Carrying amount	US$1,367	US$1,278
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.4%	4.4%
Period of cash flow projections	2052	2051
Range of iron ore forecasted prices	US$/t 75 - 95	US$/t 80 - 90
Sensitivity of key assumptions	A 29% reduction in the long-term prices of all commodities or a 51% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 29% reduction in the long-term prices of all commodities or a 52% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.

Goodwill allocated to nickel operations

	2022	2021
Carrying amount	US$1,822	US$1,930
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	4.5% - 5.3%	3.2% - 3.8%
Period of cash flow projections	2045	2045
Range of nickel forecasted prices	US$/t 21,000 – 24,000	US$/t 17,000 – 19,000
Sensitivity of key assumptions	A 23.7% reduction in the long-term prices of all commodities or an 8.4% reduction in volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 27.9% reduction in the long-term prices of all commodities or an 10.1% reduction in volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.

Other intangibles - Research and development project

	2022	2021
Carrying amount	US$528	US$494
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognised.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognised.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.4%	4.4%
Period of cash flow projections	2052	2051
Sensitivity of key assumptions	A 77% reduction in in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 80% reduction in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.